UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05554

Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments • September 30, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Daily Variable Rate Bonds (55.3%)
1,700	California, Ser 2005 B Subser B-7	0.78%	10/03/16	05/01/40	$1,700,000
	California Infrastructure & Economic Development Bank,
1,700	California Academy Ser 2008 E	0.78	10/03/16	09/01/38	1,700,000
1,200	Pacific Gas & Electric 2009 Ser D	0.77	10/03/16	12/01/16	1,200,000
	California Municipal Finance Authority,
1,700	Chevron USA, Inc. Ser 2010 A	0.78	10/03/16	11/01/35	1,700,000
1,700	Exxon Mobil Corporation Ser 2007 (AMT)	0.80	10/03/16	12/01/29	1,700,000
1,500	California Pollution Control Financing Authority, Pacific Gas & Electric Co. 1996 Ser F	0.92	10/03/16	11/01/26	1,500,000
1,500	Irvine Ranch Water District, CA, Cons Ser 2009 B	0.78	10/03/16	10/01/41	1,500,000
1,700	Irvine Unified School District Community Facilities District No. 09-1, CA, Special Tax Ser 2014 C	0.85	10/03/16	09/01/54	1,700,000
	Los Angeles Department of Water & Power, CA,
1,700	Power System 2001 Ser B Subser B-6	0.81	10/03/16	07/01/34	1,700,000
1,700	Water System 2001 Ser B Subser B-2	0.80	10/03/16	07/01/35	1,700,000
1,700	Metropolitan Water District of Southern California, Water 2000 Ser B-3	0.76	10/03/16	07/01/35	1,700,000
1,700	University of California Regents, Medical Center Pooled Ser 2007 B-1	0.80	10/03/16	05/15/32	1,700,000
	Total Daily Variable Rate Bonds (Cost $19,500,000)				19,500,000

	Weekly Variable Rate Bonds (41.4%)
1,500	California Educational Facilities Authority, California Institute of Technology 2006 Ser A	0.85	10/07/16	10/01/36	1,500,000
	California Health Facilities Financing Authority,
1,500	Catholic Health Care West Ser 2005 I	0.88	10/07/16	07/01/35	1,500,000
1,700	Kaiser Permanente Ser 2006 C (c)	0.82	10/07/16	06/01/41	1,700,000
1,750	Scripps Health Ser 2012 B	0.82	10/07/16	10/01/42	1,750,000
1,500	East Bay Municipal Utility District, CA, Water System Subser 2012 A Eagle #20130004 Class A (d)	0.88	10/07/16	06/01/37	1,500,000
1,650	East Bay Municipal Water District, CA, Water & Wastewater Refg Ser 2014 A	0.80	10/07/16	07/01/46	1,650,000
1,700	Sacramento Municipal Utility District, CA, Sub Electric Ser 2012 M	0.88	10/07/16	08/15/41	1,700,000
1,700	San Diego County Regional Transportation Commission, CA, Sales Tax 2008 Ser C (c)	0.84	10/07/16	04/01/38	1,700,000
1,600	Western Municipal Water District Facilities Authority, CA, Ser 2012 A	0.88	10/07/16	10/01/42	1,600,000
	Total Weekly Variable Rate Bonds (Cost $14,600,000)				14,600,000

	Closed-End Investment Company (4.2%)
1,500	Nuveen California Dividend Advantage Municipal Fund 2, VRDP Ser 1-980 (AMT) (d) (Cost $1,500,000)	0.96	10/07/16	08/03/43	1,500,000

	Total Investments (Cost $35,600,000) (e)(f)(g)			100.9%	35,600,000
	Liabilities in Excess of Other Assets			(0.9)	(317,540)
	Net Assets			100.0%	$35,282,460

AMT	Alternative Minimum Tax.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2016.
(b)	Date on which the principal amount can be recovered through demand.

(c)	Security is subject to delayed delivery.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Fund engaged in cross-trade purchases of $610,401,900 and sales of $623,461,900.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley California Tax-Free Daily Income Trust

Summary of Investments • September 30, 2016 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/16	Percentage of Total Investments
Daily Variable Rate Bonds	54.8%
Weekly Variable Rate Bonds	41.0
Closed-End Investment Company	4.2
100.0%

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Portfolio of Investments • September 30, 2016 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Daily Variable Rate Bonds	$—	$19,500,000	$—	$19,500,000
Weekly Variable Rate Bonds	—	14,600,000	—	14,600,000
Closed-End Investment Company	—	1,500,000	—	1,500,000
Total Assets	$—	$35,600,000	$—	$35,600,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016